Debt and Capital Structure	9 Months Ended
Sep. 30, 2023
Borrowings [abstract]
Debt and Capital Structure

13. DEBT AND CAPITAL STRUCTURE
A) Short-Term Borrowings

		September 30,	December 31,
As at	Notes	2023	2022
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	14	115
Total Debt Principal		14	115
i) Uncommitted Demand Facilities
As at September 30, 2023, the Company had uncommitted demand facilities of $1.7 billion (December 31, 2022 – $1.9 billion) in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at September 30, 2023, there were outstanding letters of credit aggregating to $353 million (December 31, 2022 – $490 million) and no direct borrowings.
ii) WRB Uncommitted Demand Facilities
WRB has uncommitted demand facilities of US$450 million that may be used to cover short-term working capital requirements, of which Cenovus’s proportionate share is 50 percent. As at September 30, 2023, US$20 million was drawn on these facilities, of which Cenovus’s proportionate share was US$10 million (C$14 million). As at December 31, 2022, Cenovus’s proportionate share of the capacity was US$225 million and US$85 million (C$115 million) of this capacity was drawn.
B) Long-Term Debt

	September 30,	December 31,
As at	2023	2022
Committed Credit Facility (1)	—	—
U.S. Dollar Denominated Unsecured Notes	5,140	6,537
Canadian Dollar Unsecured Notes	2,000	2,000
Total Debt Principal	7,140	8,537
Debt Premiums (Discounts), Net, and Transaction Costs	84	154
Long-Term Debt	7,224	8,691
(1) The committed credit facility may include Bankers’ Acceptances, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
Committed Credit FacilityAs at September 30, 2023, the Company had in place a committed credit facility that consists of a $1.8 billion tranche maturing on November 10, 2025, and a $3.7 billion tranche maturing on November 10, 2026. As at September 30, 2023, no amount was drawn on the credit facility (December 31, 2022 – $nil). U.S. Dollar Denominated Unsecured Notes and Canadian Dollar Unsecured Notes
In September 2023, the Company purchased outstanding principal amounts of the following unsecured notes.

US$ Principal
U.S. Dollar Unsecured Notes
4.40% due April 15, 2029	57
5.25% due June 15, 2037	250
6.80% due September 15, 2037	196
6.75% due November 15, 2039	283
4.45% due September 15, 2042	6
5.20% due September 15, 2043	2
5.40% due June 15, 2047	231
1,025
The principal amounts of the Company’s outstanding unsecured notes are:

	September 30, 2023		December 31, 2022
	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Unsecured Notes
5.38% due July 15, 2025	133	181	133	181
4.25% due April 15, 2027	373	505	373	505
4.40% due April 15, 2029	183	247	240	324
2.65% due January 15, 2032	500	676	500	677
5.25% due June 15, 2037	333	450	583	790
6.80% due September 15, 2037	191	259	387	524
6.75% due November 15, 2039	652	881	935	1,267
4.45% due September 15, 2042	91	123	97	131
5.20% due September 15, 2043	27	36	29	39
5.40% due June 15, 2047	569	768	800	1,083
3.75% due February 15, 2052	750	1,014	750	1,016
	3,802	5,140	4,827	6,537
Canadian Dollar Unsecured Notes
3.60% due March 10, 2027		750		750
3.50% due February 7, 2028		1,250		1,250
		2,000		2,000
Total Unsecured Notes		7,140		8,537
As at September 30, 2023, the Company was in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreement, not to exceed 65 percent. The Company is well below this limit.
C) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments. Net Debt is used in managing the Company’s capital structure. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, Total Debt, Net Debt to adjusted earnings before interest, taxes and DD&A (“Adjusted EBITDA”), Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4 billion over the long-term at a West Texas Intermediate (“WTI”) price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices.
Net Debt to Adjusted EBITDA

	September 30,	December 31,
As at	2023	2022
Short-Term Borrowings	14	115
Current Portion of Long-Term Debt	—	—
Long-Term Portion of Long-Term Debt	7,224	8,691
Total Debt	7,238	8,806
Less: Cash and Cash Equivalents	(1,262)	(4,524)
Net Debt	5,976	4,282

Net Earnings (Loss)	4,150	6,450
Add (Deduct):
Finance Costs	682	820
Interest Income	(137)	(81)
Income Tax Expense (Recovery)	953	2,281
Depreciation, Depletion and Amortization	4,844	4,679
Exploration and Evaluation Asset Write-downs	1	64
(Income) Loss From Equity-Accounted Affiliates	(27)	(15)
Unrealized (Gain) Loss on Risk Management	50	(126)
Foreign Exchange (Gain) Loss, Net	(56)	343
Revaluation (Gain) Loss	33	(549)
Re-measurement of Contingent Payments	103	162
(Gain) Loss on Divestiture of Assets	(36)	(269)
Other (Income) Loss, Net	(107)	(532)
Adjusted EBITDA (1)	10,453	13,227

Net Debt to Adjusted EBITDA	0.6x	0.3x
(1)Calculated on a trailing twelve-month basis.
Net Debt to Adjusted Funds Flow

	September 30,	December 31,
As at	2023	2022
Net Debt	5,976	4,282

Cash From (Used in) Operating Activities	7,412	11,403
(Add) Deduct:
Settlement of Decommissioning Liabilities	(206)	(150)
Net Change in Non-Cash Working Capital	(1,469)	575
Adjusted Funds Flow (1)	9,087	10,978

Net Debt to Adjusted Funds Flow	0.7x	0.4x
(1)Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

	September 30,	December 31,
As at	2023	2022
Net Debt	5,976	4,282
Shareholders’ Equity	28,814	27,576
Capitalization	34,790	31,858

Net Debt to Capitalization	17%	13%